Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017	3,191,100	612,231
Balance at Dec. 31, 2017	$ 32	$ 6	$ 58,965	$ (20,557)	$ 38,446	$ 2,126	$ 40,572
Stock options - compensation costs			6		6		$ 6
Exercise of employee stock options (in shares)	72,000						72,000
Exercise of employee stock options	$ 1		170		171		$ 171
Common stock issued (in shares)		100
Common stock issued
Conversion of common stock, issued (in shares)	547
Conversion of common stock, converted (in shares)		(547)
Conversion of common stock
Net loss				(1,144)	(1,144)	(2,112)	(3,256)
Balance (in shares) at Dec. 31, 2018	3,263,647	611,784
Balance at Dec. 31, 2018	$ 33	$ 6	59,141	(21,701)	37,479	14	37,493
Stock options - compensation costs			6		6		$ 6
Exercise of employee stock options (in shares)
Net loss				(455)	(455)	(80)	$ (535)
Balance (in shares) at Dec. 31, 2019	3,263,647	611,784
Balance at Dec. 31, 2019	$ 33	$ 6	$ 59,147	$ (22,156)	$ 37,030	$ (66)	$ 36,964